Offsets	Jun. 20, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NextTrip, Inc.
Form or Filing Type	S-1
File Number	333-278562
Initial Filing Date	Apr. 08, 2024
Fee Offset Claimed	$ 1,166.42
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock and Common Stock Underlying Pre-Funded Warrants
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 0
Offset Note	The Registrant previously paid a registration fee of 3,513.62 in connection with the registration of shares of Common Stock, pre-funded warrants, common stock warrants and underwriter warrants with a proposed maximum aggregate offering price of $23,805,000, all under that Registration Statement on Form S-1 (File No. 333-278562) filed by the Registrant with the Securities and Exchange Commission (the “SEC”) on April 8, 2024, as amended on October 1, 2024, November 12, 2024 and December 16, 2024 (as amended, the “Prior S-1”). The Registrant subsequently paid an additional $130.93 in registration fees in connection with the registration of the same securities in connection with the filing of Amendment No. 1 to the Prior S-1, which was filed with the Commission on October 1, 2024. The Prior S-1 was not declared effective, and no securities were sold thereunder. The Prior S-1 was withdrawn by filing a Form RW with the SEC on April 7, 2025. In accordance with Rule 457(p) under the Securities Act, the Registrant is using $1,166.42 of the aforementioned unused filing fees previously paid by the Registrant in connection with its filing of the Prior S-1 to offset the entirety of the filing fee payable in connection with this Registration Statement. As a result of such offset, the Registrant will have $2,478.13 remaining in unused filing fees available to be applied to future filings of the Registrant.
Termination / Withdrawal Statement	Rules 457(b) and 0-11(a)(2)
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NextTrip, Inc.
Form or Filing Type	S-1
File Number	333-278562
Filing Date	Apr. 08, 2024
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock Underlying Common Stock Warrants
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 0
Fee Paid with Fee Offset Source	$ 0
Offset Note	The Registrant previously paid a registration fee of 3,513.62 in connection with the registration of shares of Common Stock, pre-funded warrants, common stock warrants and underwriter warrants with a proposed maximum aggregate offering price of $23,805,000, all under that Registration Statement on Form S-1 (File No. 333-278562) filed by the Registrant with the Securities and Exchange Commission (the “SEC”) on April 8, 2024, as amended on October 1, 2024, November 12, 2024 and December 16, 2024 (as amended, the “Prior S-1”). The Registrant subsequently paid an additional $130.93 in registration fees in connection with the registration of the same securities in connection with the filing of Amendment No. 1 to the Prior S-1, which was filed with the Commission on October 1, 2024. The Prior S-1 was not declared effective, and no securities were sold thereunder. The Prior S-1 was withdrawn by filing a Form RW with the SEC on April 7, 2025. In accordance with Rule 457(p) under the Securities Act, the Registrant is using $1,166.42 of the aforementioned unused filing fees previously paid by the Registrant in connection with its filing of the Prior S-1 to offset the entirety of the filing fee payable in connection with this Registration Statement. As a result of such offset, the Registrant will have $2,478.13 remaining in unused filing fees available to be applied to future filings of the Registrant.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NextTrip, Inc.
Form or Filing Type	S-1
File Number	333-278562
Filing Date	Apr. 08, 2024
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock Underlying Underwriter Warrants
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 0
Fee Paid with Fee Offset Source	$ 0
Offset Note	The Registrant previously paid a registration fee of 3,513.62 in connection with the registration of shares of Common Stock, pre-funded warrants, common stock warrants and underwriter warrants with a proposed maximum aggregate offering price of $23,805,000, all under that Registration Statement on Form S-1 (File No. 333-278562) filed by the Registrant with the Securities and Exchange Commission (the “SEC”) on April 8, 2024, as amended on October 1, 2024, November 12, 2024 and December 16, 2024 (as amended, the “Prior S-1”). The Registrant subsequently paid an additional $130.93 in registration fees in connection with the registration of the same securities in connection with the filing of Amendment No. 1 to the Prior S-1, which was filed with the Commission on October 1, 2024. The Prior S-1 was not declared effective, and no securities were sold thereunder. The Prior S-1 was withdrawn by filing a Form RW with the SEC on April 7, 2025. In accordance with Rule 457(p) under the Securities Act, the Registrant is using $1,166.42 of the aforementioned unused filing fees previously paid by the Registrant in connection with its filing of the Prior S-1 to offset the entirety of the filing fee payable in connection with this Registration Statement. As a result of such offset, the Registrant will have $2,478.13 remaining in unused filing fees available to be applied to future filings of the Registrant.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NextTrip, Inc.
Form or Filing Type	S-1
File Number	333-278562
Filing Date	Apr. 08, 2024
Fee Paid with Fee Offset Source	$ 3,513.62
Offset Note	The Registrant previously paid a registration fee of 3,513.62 in connection with the registration of shares of Common Stock, pre-funded warrants, common stock warrants and underwriter warrants with a proposed maximum aggregate offering price of $23,805,000, all under that Registration Statement on Form S-1 (File No. 333-278562) filed by the Registrant with the Securities and Exchange Commission (the “SEC”) on April 8, 2024, as amended on October 1, 2024, November 12, 2024 and December 16, 2024 (as amended, the “Prior S-1”). The Registrant subsequently paid an additional $130.93 in registration fees in connection with the registration of the same securities in connection with the filing of Amendment No. 1 to the Prior S-1, which was filed with the Commission on October 1, 2024. The Prior S-1 was not declared effective, and no securities were sold thereunder. The Prior S-1 was withdrawn by filing a Form RW with the SEC on April 7, 2025. In accordance with Rule 457(p) under the Securities Act, the Registrant is using $1,166.42 of the aforementioned unused filing fees previously paid by the Registrant in connection with its filing of the Prior S-1 to offset the entirety of the filing fee payable in connection with this Registration Statement. As a result of such offset, the Registrant will have $2,478.13 remaining in unused filing fees available to be applied to future filings of the Registrant.